Ordinary Shares (Details) - USD ($)					1 Months Ended	12 Months Ended
	Oct. 14, 2025	Jan. 02, 2025	Jun. 28, 2023	Mar. 31, 2023	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Oct. 31, 2025	Feb. 21, 2023	Jan. 23, 2023
Ordinary Shares [Line Items]
Consolidation of authorized share capital (in Shares)											1
Ordinary per share (in Dollars per share)											$ 1
Shares holders upon conversion (in Shares)							446,842
Ordinary share issued (in Shares)	1
Warrant exercisable (in Dollars per share)						$ 2
Warrant fair value						$ (690,000)
Investor Warrant [Member]
Ordinary Shares [Line Items]
Gross proceeds	$ 2,000,000
Allocated Liability-classified investor warrants	996,000
Allocated to the equity-classified	1,004,000
Placement Agent Warrant [Member]
Ordinary Shares [Line Items]
Net proceeds						$ 284,001,000,000
Warrant exercisable (in Dollars per share)						$ 2.5
Warrant fair value						$ 23,606
Warrant liability						141,433	11,756
Expenses as incurred						$ 142,568	$ 11,850
Convertible Notes [Member]
Ordinary Shares [Line Items]
Original principal amount			$ 3,000,000
June 2023 Notes [Member]
Ordinary Shares [Line Items]
Interest rate			7.00%
Conversion price (in Dollars per share)			$ 3
Converted issuance (in Shares)			1,000,000
Employees And External Consultants [Member]
Ordinary Shares [Line Items]
Issued fully vested shares (in Shares)				65,770
Issued fully vested shares (in Dollars per share)				$ 2.68
October 2025 Offering [Member]
Ordinary Shares [Line Items]
Net proceeds	1,716,000
Cash issuance costs	284,001
Warrant issue (in Shares)						60,180
Grant-date fair value						$ 23,606
October 2025 Offering [Member] | Warrant [Member]
Ordinary Shares [Line Items]
Gross proceeds	$ 2,000,000
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Consolidation of authorized share capital (in Shares)											1
Ordinary per share (in Dollars per share)		$ 0.00001				$ 0.00001	$ 0.00001				$ 10
Additional ordinary share (in Shares)						8,018
Ordinary shares, shares issued (in Shares)				70,430		6,346,823	3,811,823
Shares holders upon conversion (in Shares)				1,250,000
Sale of common stock, shares (in Shares)	1,000,000	1,535,000
Price per share (in Dollars per share)		$ 2
Gross proceeds		$ 3,070,000
Net proceeds		$ 2,699,200
Issuance share price (in Dollars per share)	$ 2
Warrant issue (in Shares)									60,180
Warrant exercisable (in Dollars per share)									$ 2.5
Ordinary share is entitled to vote						one
Class A Ordinary Shares [Member] | Equity Option [Member]
Ordinary Shares [Line Items]
Ordinary shares to exercise option (in Shares)							427,060	791
Class A Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)										$ 10
Class A Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)										0.00001
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Consolidation of authorized share capital (in Shares)											1
Ordinary per share (in Dollars per share)						$ 0.00001	$ 0.00001				$ 10
Ordinary shares, shares issued (in Shares)						1,796,934	1,796,934
Ordinary share is entitled to vote					10	ten
Class B Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)										10
Class B Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)										$ 0.00001